Business and credit concentrations (Tables)	12 Months Ended
Mar. 31, 2013
Business and credit concentrations [Abstract]
Schedule of Major Suppliers

The following are purchases from suppliers that individually comprise 10% or more of gross purchases in the respective years:

	Year ended March 31,
Supplier	2011		2012		2013		2013
	RMB	%	RMB	%	RMB	%	US$	%

Shanghai Qiangzhi Biological Technology Co., Ltd.	-	-	3,619	11	11,152	22	1,796	22
Hangzhou Baitong Biological Technology Co., Ltd.	6,224	18	5,490	16	7,783	15	1,253	15
Beijing Zhu You Ying Kang Technology Development Co., Ltd.	7,562	22	8,340	25	-	-	-	-
Fenwal Dahua Pharmaceutical Technology (Shanghai) Co., Ltd.	5,617	16	-	-	-	-	-	-
Beijing Probe Biological Technology Co., Ltd.	3,463	10	3,389	10	-	-	-	-
Total	22,866	66	20,838	62	18,935	37	3,049	37